Note 7 - Derivative Liabilities (10Q) (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021
Derivative Liability, Total					$ 1,628,113
Derivative Warrant Liability [Member]
Derivative Liability, Total	$ 1,628,113		$ 1,628,113
Fair Value Adjustment of Derivatives	$ 0	$ 0	$ 0	$ 108,944
Series F Warrant [Member]
Class of Warrants and Rights, Required Cash Purchase Price (in dollars per share)	$ 0.18		$ 0.18
Series G Warrant [Member]
Class of Warrants and Rights, Required Cash Purchase Price (in dollars per share)	0.11		0.11
Series H Warrant [Member]
Class of Warrants and Rights, Required Cash Purchase Price (in dollars per share)	$ 0.0533		$ 0.0533